Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policy Information [Abstract]
Schedule of Useful Lives of Satellites, Property and Other Equipment

Below are the estimated useful lives in years of satellites, property and other equipment as at December 31, 2025.

Years
Satellites	3 to 15
Right-of-use assets	2 to 27
Antennas, satellite control and communication equipment	7 to 20
Building, equipment and other	3 to 27

Below are the estimated useful lives in years of the finite life intangible assets as at December 31, 2025.

Years
Orbital slots	1 to 34
Customer relationships	20 to 21
Concession rights	3 to 15
Software	5
Patents	18

Schedule of Impact on the Balance Sheet	The impact on the balance sheet as at December 31, 2025 was as follows:
(in millions of dollars)
Intangible assets	$(33.9)
Accumulated earnings	$33.9

Schedule of Impact on the Statement of Income (Loss)	The impact on the statement of income (loss) for the year ended December 31, 2025, was as follows:
(in millions of dollars)
Amortization	$(33.9)